Income and expenses - Sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales and marketing expenses [Line Items]
Total	€ (57,822)	€ (62,125)	€ (49,151)
Sales and marketing expenses [Member]
Sales and marketing expenses [Line Items]
Purchase of goods and services	(10,437)	(11,802)	(6,704)
Amortization and depreciation	(2,285)	(2,541)	(1,892)
Payroll expenses	(45,100)	(47,782)	(40,555)
Total	€ (57,822)	€ (62,125)	€ (49,151)